Income Taxes (Schedule of Provision for Income Tax Expense and Benefit from Continuing Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Overseas
PRC	$ 461,336	$ 287,497	$ 87,045
Deferred:
Overseas	$ (58,118)	(54,633)	750,535
PRC		(203,239)	381,027
Total income tax expense	$ 403,218	$ 29,625	$ 1,218,607